Property, plant and equipment - Schedule of Plant, Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Cost	$ 12,630,666	$ 9,588,813
Accumulated depreciation	1,588,220	1,346,975
Net book value	11,042,446	8,241,838
Land
Property, Plant and Equipment [Line Items]
Cost	114,821	114,847
Accumulated depreciation	0	0
Net book value	114,821	114,847
Equipment
Property, Plant and Equipment [Line Items]
Cost	101,971	99,722
Accumulated depreciation	56,464	51,979
Net book value	45,507	47,743
Generation
Property, Plant and Equipment [Line Items]
Cost	4,187,197	2,918,692
Accumulated depreciation	751,219	633,210
Net book value	3,435,978	2,285,482
Generation | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	148,302	136,424
Accumulated depreciation	0	0
Net book value	148,302	136,424
Distribution and transmission
Property, Plant and Equipment [Line Items]
Cost	7,468,236	5,766,885
Accumulated depreciation	780,537	661,786
Net book value	6,687,699	5,105,099
Distribution and transmission | Construction in progress
Property, Plant and Equipment [Line Items]
Cost	610,139	552,243
Accumulated depreciation	0	0
Net book value	$ 610,139	$ 552,243